Share-Based Compensation Plans - Summary of Employee Stock Option Plans (Detail)	12 Months Ended
Mar. 31, 2018 shares
CIPOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of Board Approval	17-Nov-06
Date of Shareholder's approval	17-Nov-06
Number of options granted till March 31, 2018	16,167,131
Method of Settlement	Equity
Vesting Period	3 years from grant date
Exercise Period	3 months from vesting date
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of Board Approval	17-Nov-06
Date of Shareholder's approval	17-Nov-06
Number of options granted till March 31, 2018	30,112,439
Method of Settlement	Equity
Vesting Period	3 years from grant date
Exercise Period	7 years from vesting date
CIPOP Phantom [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of Board Approval	Not applicable
Date of Shareholder's approval	Not applicable
Number of options granted till March 31, 2018	4,831,955
Method of Settlement	Cash
Vesting Period	3 years from grant date
Exercise Period	Immediately upon vesting